Transactions with related parties (Details Narrative)	3 Months Ended						4 Months Ended			5 Months Ended	6 Months Ended				10 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Mar. 30, 2021 USD ($)	Mar. 25, 2021	Jun. 30, 2020 USD ($)	Mar. 31, 2017 USD ($)	May 10, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 21, 2020 USD ($)	Jun. 04, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 29, 2020 USD ($)	Jun. 30, 2019 USD ($)	Oct. 31, 2020 USD ($)	Nov. 15, 2012 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Feb. 18, 2015 USD ($)
Related Party Transaction [Line Items]
Payments for ballast water treatment system installation and exhaust gas cleaning system installation											$ 4,865,000	$ 1,519,000
Vessel operating expenses	$ 41,771,000				$ 21,930,000						64,733,000	44,135,000
General and Administrative Expense	10,319,000				6,983,000						15,226,000	11,128,000
Due from Related Parties, Current	0										0						$ 5,000,000
Due to Related Parties, Current	17,181,000										17,181,000						$ 35,979,000
Equity Method Investment, Other than Temporary Impairment	$ (0)				(0)						(0)	6,900,000
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed)											(5,766,000)	19,997,000
Payments to Acquire Property, Plant, and Equipment											$ (180,419,000)	(37,573,000)
Limited Partners' Capital Account, Units Outstanding | shares	25,759,634										25,759,634						11,345,187
General Partners' Capital Account, Units Outstanding | shares	531,995										531,995						237,822
Navios Holdings [Member]
Related Party Transaction [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest											9.90%
Limited Partners' Capital Account, Units Outstanding | shares	2,562,893										2,562,893
Olympos Maritime Ltd [Member]
Related Party Transaction [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest											2.00%
Navios Holdings II [Member]
Related Party Transaction [Line Items]
Supplemental credit default insurance maximum cash payment																$ 20,000,000
Proceeds from Lines of Credit								$ 5,000,000
Schedule of Insured Financial Obligations with Credit Deterioration, Statement of Financial Position, Claim Liability	$ 0										$ 0						$ 5,000,000
Navios Holdings [Member]
Related Party Transaction [Line Items]
General and Administrative Expense	6,113,000				3,203,000						9,798,000	6,405,000
Due from Related Parties, Current	0										0						5,000,000
Due to Related Parties, Current	17,181,000										17,181,000						35,979,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II [Member] | Navios Revolvings Loans II
Related Party Transaction [Line Items]
Line of Credit Facility, Increase (Decrease), Net						$ 14,000,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II [Member] | Navios Term Loans II [Member]
Related Party Transaction [Line Items]
Debt Instrument, Decrease, Forgiveness									$ 5,000,000
Notes Receivable, Related Parties									$ 17,276,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolvings Loans II | Navios Europe II [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																			$ 43,500,000
Property, Plant and Equipment, Additions												56,050,000
Navios Europe II [Member]
Related Party Transaction [Line Items]
Due from Related Parties	0										$ 0						0
Navios Holdings II [Member]
Related Party Transaction [Line Items]
Proceeds from Lines of Credit															$ 5,000,000
Navios Containers [Member]
Related Party Transaction [Line Items]
Number of vessels acquired		29
Capesize Vessels [Member]
Related Party Transaction [Line Items]
Vessel capacity in DWT				180,000							180,000
Navios Avior and Navios Centaurus [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions			$ 39,250,000
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed)			$ (5,766,000)
Ete N, Fleur N and Spectrum N [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions							$ 55,500,000
Navios Ray and Navios Bonavis [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions											$ 58,000,000
Management Agreement [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee											$ 50.00
Annual growth factor of management fees											3%
Payments for ballast water treatment system installation and exhaust gas cleaning system installation	$ 1,398,000				$ 1,296,000						$ 4,865,000	$ 1,519,000
Management Agreement [Member] | After liquidation of Navios Europe I [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee											$ 50.00
Annual growth factor of management fees											3%
Management Agreement [Member] | After completion of merger with Navios Containers [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee											$ 50.00
Annual growth factor of management fees											3%
Management Agreement [Member] | Ultra Handymax Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee											$ 4,350							$ 4,230
Management Agreement [Member] | Ultra Handymax Vessels [Member] | After liquidation of Navios Europe II [Member]
Related Party Transaction [Line Items]
Number of vessels acquired	2										2
Management Agreement [Member] | Panamax Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee											$ 4,450							4,330
Management Agreement [Member] | Panamax Vessels [Member] | After liquidation of Navios Europe I [Member]
Related Party Transaction [Line Items]
Number of vessels acquired	2										2
Management Agreement [Member] | Panamax Vessels [Member] | After liquidation of Navios Europe II [Member]
Related Party Transaction [Line Items]
Number of vessels acquired	3										3
Management Agreement [Member] | Capesize Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee											$ 5,410			$ 5,250
Management Agreement [Member] | Container Vessels of TEU 6,800 [Member]
Related Party Transaction [Line Items]
Daily management fee																		6,700
Management Agreement [Member] | Container Vessels of more than TEU 8,000 [Member]
Related Party Transaction [Line Items]
Daily management fee																		7,400
Management Agreement [Member] | Container Vessels of more than TEU 13,000 [Member]
Related Party Transaction [Line Items]
Daily management fee																		$ 8,750
Management Agreement [Member] | Subpanamax Containership [Member] | After liquidation of Navios Europe I [Member]
Related Party Transaction [Line Items]
Daily management fee											$ 6,100
Number of vessels acquired	3										3
Management Agreement [Member] | Drybulk vessels [Member] | After liquidation of Navios Europe II [Member]
Related Party Transaction [Line Items]
Number of vessels acquired	5										5
Management Agreement [Member] | Containership of TEU 3,000 up to 4,999 [Member] | After completion of merger with Navios Containers [Member]
Related Party Transaction [Line Items]
Daily management fee		$ 6,100									$ 6,220
Management Agreement [Member] | Containership of TEU 8,000 up to 9,999 [Member] | After completion of merger with Navios Containers [Member]
Related Party Transaction [Line Items]
Daily management fee		7,400									7,780
Management Agreement [Member] | Containership of TEU 10,000 up to 11,999 [Member] | After completion of merger with Navios Containers [Member]
Related Party Transaction [Line Items]
Daily management fee		$ 7,400									8,270
Extended Management Agreement [Member] | Container Vessels of TEU 6,800 [Member]
Related Party Transaction [Line Items]
Daily management fee											$ 6,900
Navios Europe II [Member] | Five drybulk vessels, three Panamax vessels and two Ultra-Handymax vessels [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions													$ 56,050,000
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed)																	(2,718,000)
Payments to Acquire Property, Plant, and Equipment																	(36,056,000)
Payments to Acquire Loans Receivable																	$ (17,276,000)
Navios Holdings [Member] | Navios Avior [Member]
Related Party Transaction [Line Items]
Vessel year built			2012
Vessel type			Panamax
Vessel capacity in DWT			81,355
Navios Holdings [Member] | Navios Centaurus [Member]
Related Party Transaction [Line Items]
Vessel year built			2012
Vessel type			Panamax
Vessel capacity in DWT			81,472
Navios Holdings [Member] | Navios Koyo [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions										$ 28,500,000
Vessel year built										2011
Vessel type										Capesize
Vessel capacity in DWT										181,415
Navios Holdings [Member] | Navios Ray [Member]
Related Party Transaction [Line Items]
Vessel year built											2012
Vessel type											Capesize
Vessel capacity in DWT											179,515
Navios Holdings [Member] | Navios Bonavis [Member]
Related Party Transaction [Line Items]
Vessel year built											2009
Vessel type											Capesize
Vessel capacity in DWT											180,022
Navios Acquisition [Member] | Ete N [Member]
Related Party Transaction [Line Items]
Vessel year built							2012
Vessel type							Containership
Vessel capacity in TEU							2,782
Navios Acquisition [Member] | Fleur N [Member]
Related Party Transaction [Line Items]
Vessel year built							2012
Vessel type							Containership
Vessel capacity in TEU							2,782
Navios Acquisition [Member] | Spectrum N [Member]
Related Party Transaction [Line Items]
Vessel year built							2009
Vessel type							Containership
Vessel capacity in TEU							2,546